OTHER NONCURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER NONCURRENT ASSETS
Schedule of components of other noncurrent assets

        Other noncurrent assets consisted of the following (dollars in millions):

	December 31,
	2015	2014
Capitalized turnaround costs	$248	$191
Spare parts inventory	95	96
Deposits	45	43
Catalyst assets	44	28
Investment in available for sale securities	18	—
Pension assets	35	8
Other	88	93

Total	$573	$459